SUPPLEMENT DATED DECEMBER 6, 2021 TO
THE SUMMARY PROSPECTUS AND PROSPECTUS DATED SEPTEMBER 1, 2021,
as supplemented, AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION OF
VANECK ETF TRUST

 IMPORTANT NOTICE REGARDING CHANGES IN INDEXES, INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

This Supplement updates certain information contained in the above-dated Summary Prospectus, Prospectus and the current Statement of Additional Information (“SAI”) for VanEck® ETF Trust (the “Trust”) regarding VanEck High Yield Muni ETF, VanEck Intermediate Muni ETF, VanEck Long Muni ETF, VanEck Short High Yield Muni ETF and VanEck Short Muni ETF (each, a “Fund,” and together, the “Funds”), each a series of the Trust. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

At a meeting held on November 30, 2021, the Board of Trustees (the “Board”) of the Trust considered and unanimously approved: (i) changing each Fund’s benchmark index; (ii) changing each Fund’s investment objective; and (iii) changing each Fund’s principal investment strategies, as further detailed in the table below. These changes for each Fund are expected to be implemented within a 9-month period in two phases.

The Board has approved a change to each Fund’s investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of its respective Current Index (as defined below). On March 1, 2022, each Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of its Transition Index (as defined below). Beginning after November 30, 2022, each Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of its New Index (as defined below). Each Fund’s investment objective is not fundamental and may be changed by the Board without shareholder approval upon 60 days’ prior written notice to shareholders.

During the period from March 1, 2022 to November 30, 2022 (the “Transition”), each Fund will seek to replicate the index set forth under the “Transition Index” column of the table below (each, a “Transition Index”). Each Transition Index is an interim index that will gradually increase exposure to other securities based on their weightings in the corresponding index set forth under the “New Index” column of the table below (each, a “New Index”) while proportionately reducing exposure to the corresponding index set forth under the “Current Index” column of the table below (each, a “Current Index”). During the Transition and after November 30, 2022, each Fund will invest by sampling the applicable index, meaning that it will purchase a subset of bonds in the applicable index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of such applicable index. The approach is intended to enable Van Eck Associates Corporation (the “Adviser”) to make the necessary adjustments to portfolio holdings in a manner that minimizes impact to Fund shareholders.

Fund Name	Current Index	Transition Index (March 1, 2022 through November 30, 2022)	New Index (Beginning December 1, 2022)
VanEck High Yield Muni ETF	Bloomberg Municipal Custom High Yield Composite Index	ICE High Yield Crossover Municipal Bond Transition Index	ICE Broad High Yield Crossover Municipal Index
VanEck Intermediate Muni ETF	Bloomberg AMT-Free Intermediate Continuous Municipal Index	ICE Intermediate AMT-Free Broad National Municipal Transition Index	ICE Intermediate AMT-Free Broad National Municipal Index
VanEck Long Muni ETF	Bloomberg AMT-Free Long Continuous Municipal Index	ICE Long AMT-Free Broad National Municipal Transition Index	ICE Long AMT-Free Broad National Municipal Index
VanEck Short High Yield Muni ETF	Bloomberg Municipal High Yield Short Duration Index	ICE 1-12 Year High Yield Crossover Municipal Bond Transition Index	ICE 1-12 Year Broad High Yield Crossover Municipal Index
VanEck Short Muni ETF	Bloomberg AMT-Free Short Continuous Municipal Index	ICE Short AMT-Free Broad National Municipal Transition Index	ICE Short AMT-Free Broad National Municipal Index

The adjustments to each Fund’s portfolio holdings are expected to result in modest, temporary increases in each Fund’s transaction costs and turnover rate. The actual transaction costs, turnover rate, and any other costs will be highly dependent upon a number of factors, including the market environment at the time of the portfolio adjustments.

In the weeks leading up to March 1, 2022, each Fund may seek to increase holdings of component securities in its respective Transition Index and/or decrease holdings of component securities in its respective Current Index that are not included in the Transition Index in preparation for the index change. In connection with such positioning, each Fund may or may not participate in any changes made to its respective Current Index, including the rebalance of the Current Index. As a result, the Funds may deviate from their investment strategies to a limited extent and the tracking error for each Fund with respect to its Current Index may widen in the weeks preceding March 1, 2022.

When each Fund begins tracking its respective Transition Index and eventually its respective New Index, the below changes to the Summary Prospectuses, Prospectus and SAI for the Funds will go into effect.

Effective on March 1, 2022, all references in each Fund's Summary Prospectus, Prospectus and the current SAI to its respective Current Index will be deleted and replaced with its respective Transition Index. Effective on December 1, 2022, all references in each Fund's Summary Prospectus, Prospectus and the current SAI to its respective Transition Index will be deleted and replaced with its respective New Index.

In connection with the change to each Fund’s benchmark index, investment objective and principal investment strategies, on March 1, 2022, the first paragraph of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and of the Fund's “Summary Information- Principal Investment Strategies” section of the Prospectus will be deleted in its entirety and replaced with the following:

Fund Name	New Disclosure
VanEck High Yield Muni ETF
The Fund normally invests at least 80% of its total assets in securities that comprise the benchmark index. The High Yield Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated high yield long-term tax-exempt bond market. The final version of the High Yield Index tracks the high yield municipal bond market with an ultimate weight of 70% in non-investment grade municipal bonds, 25% in triple-B rated investment grade municipal bonds and 5% in single-A rated investment grade municipal bonds (in accordance with the High Yield Index provider’s methodology). This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders.

VanEck Intermediate Muni ETF
The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Intermediate Index. The Intermediate Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated intermediate term tax-exempt bond market. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders.

VanEck Long Muni ETF
The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Long Index. The Long Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated long-term tax-exempt bond market. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders.

VanEck Short High Yield Muni ETF
The Fund normally invests at least 80% of its total assets in securities that comprise the benchmark index. The Short High Yield Index is composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield short-term tax-exempt bond market. The final version of the Short High Yield Index tracks the high yield municipal bond market with an ultimate weight of 70% in non-investment grade municipal bonds, 20% in triple-B rated investment grade municipal bonds and a targeted 10% in single-A rated investment grade municipal bonds (in accordance with the Short High Yield Index provider's methodology). All bonds must have a nominal maturity of 1 to 12 years. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders.

VanEck Short Muni ETF
The Fund normally invests at least 80% of its total assets in fixed income securities that comprise the Short Index. The Short Index is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short-term tax-exempt bond market. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days' prior written notice to shareholders.

Additionally, the “Index Providers” section of the Funds' Prospectus will be deleted in its entirety and replaced with the following:

The CEFMX Index is published by S-Network Global Indexes, LLC (“S-Network”). The High Yield Index, Intermediate Index, Long Index, Short High Yield Index and Short Index are published by ICE Data Indices, LLC (“ICE Data”) and its affiliates. ICE Data and S-Network are referred to herein as the “Index Providers.” The Index Providers do not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

The “Bloomberg Municipal Custom High Yield Composite Index” section of the Funds' Prospectus will be deleted in its entirety and replaced with the following:

ICE Broad High Yield Crossover Municipal Index

The final High Yield Index tracks the performance of lower-rated and unrated U.S. dollar denominated tax-exempt debt publicly issued in the U.S. domestic market by U.S. states and territories as well as their political subdivisions.

The High Yield Index is a modified blend of the following indices, with additional constraints placed on certain exposure concentrations:

70% ICE Core High Yield & Unrated Municipal Index;

25% ICE Core BBB Municipal Index;
5% ICE Core Single-A Municipal Index.

The High Yield Index is rebalanced on the last calendar day of the month, based on the rebalanced constituencies of the three component indices. ICE Data may delay or change a scheduled rebalancing or reconstitution of the High Yield Index or the implementation of certain rules at its sole discretion.

The “Bloomberg AMT-Free Intermediate Continuous Municipal Index” section of the Funds' Prospectus will be deleted in its entirety and replaced with the following:

ICE Intermediate AMT-Free Broad National Municipal Index

The final Intermediate Index tracks the performance of intermediate maturity U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by U.S. states and territories as well as their political subdivisions. Qualifying securities must be exempt from Federal taxes and must not be subject to alternative minimum tax. In addition, qualifying securities must have at least six years but less than 17 years remaining term to final maturity, a fixed coupon schedule (including zero coupon and step up or stepdown bonds) and an investment grade rating (based on the middle rating of Moody’s, S&P and Fitch).

The Intermediate Index is rebalanced on the last calendar day of the month. ICE Data may delay or change a scheduled rebalancing or reconstitution of the Intermediate Index Index or the implementation of certain rules at its sole discretion.

The “Bloomberg AMT-Free Long Continuous Municipal Index” section of the Funds' Prospectus will be deleted in its entirety and replaced with the following:

ICE Long AMT-Free Broad National Municipal Index

The final Long Index tracks the performance of long maturity U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by U.S. states and territories as well as their political subdivisions. Qualifying securities must be exempt from Federal taxes and must not be subject to alternative minimum tax. In addition, qualifying securities must have at least 17 years remaining term to final maturity, a fixed coupon schedule (including zero coupon and step up or stepdown bonds) and an investment grade rating (based on the middle rating of Moody’s, S&P and Fitch).

The Long Index is rebalanced on the last calendar day of the month. ICE Data may delay or change a scheduled rebalancing or reconstitution of the Long Index or the implementation of certain rules at its sole discretion.

The “Bloomberg Municipal High Yield Short Duration Index” section of the Funds' Prospectus will be deleted in its entirety and replaced with the following:

ICE 1-12 Year Broad High Yield Crossover Municipal Index

The final Short High Yield Index tracks the performance of lower-rated and unrated U.S. dollar denominated tax-exempt debt publicly issued in the U.S. domestic market by U.S. states and territories as well as their political subdivisions.

The Short High Yield Index is a modified blend of the following indices, with additional constraints placed on certain exposure concentrations:

70% ICE 1-12 Year Core High Yield & Unrated Municipal Index;
20% ICE 1-12 Year Core BBB Municipal Index;
10% ICE 1-12 Year Core Single-A Municipal Index.

The Short High Yield Index is rebalanced on the last calendar day of the month, based on the rebalanced constituencies of the three component indices. ICE Data may delay or change a scheduled rebalancing or reconstitution of the Short High Yield Index or the implementation of certain rules at its sole discretion.

The “Bloomberg AMT-Free Short Continuous Municipal Index” section of the Funds' Prospectus will be deleted in its entirety and replaced with the following:

ICE Short AMT-Free Broad National Municipal Index

The final Short Index tracks the performance of short maturity U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by U.S. states and territories as well as their political subdivisions. Qualifying securities must be exempt from Federal taxes and must not be subject to alternative minimum tax. In addition, qualifying securities must have less than six years remaining term to final maturity, a fixed coupon schedule (including zero coupon and step up or stepdown bonds) and an investment grade rating (based on the middle rating of Moody’s, S&P and Fitch).

The Short Index is rebalanced on the last calendar day of the month. ICE Data may delay or change a scheduled rebalancing or reconstitution of the Short Index or the implementation of certain rules at its sole discretion.

Accordingly the section in the Prospectus and SAI entitled “License Agreements and Disclaimers” with respect to the Funds will be deleted in its entirety and replaced with the following:

The information contained herein regarding the ICE Broad High Yield Crossover Municipal Index (the “High Yield Index”), ICE Intermediate AMT-Free Broad National Municipal Index (the “Intermediate Index”), ICE Long AMT-Free Broad National Municipal Index (the “Long Index”), ICE 1-12 Year Broad High Yield Crossover Municipal Index (the “Short High Yield Index”) and ICE Short AMT-Free Broad National Municipal Index (the “Short Index”) (collectively, the “ICE Indices”) was provided by ICE Data and its affiliates.

The Adviser has entered into a licensing agreement with ICE Data to use the ICE Indices. Each of VanEck High Yield Muni ETF, VanEck Intermediate Muni ETF, VanEck Long Muni ETF, VanEck Short High Yield Muni ETF and VanEck Short Muni ETF (collectively, the “Products”) is entitled to use its respective Index pursuant to a sub-licensing arrangement with the Adviser.

Source ICE Data is used with permission. ICE and NYSE are service/trademarks of ICE Data or its affiliates. Such trademarks have been licensed, along with the ICE Indices for use by the Adviser in connection with the Products. Neither Van Eck Associates Corporation (the “Licensee”) nor the Products, as applicable, are sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Products particularly, the Licensee or the ability of the ICE Indices to track general bond market performance.

ICE Data’s only relationship to the Adviser is the licensing of certain trademarks and trade names and the ICE Indices or components thereof. The ICE Indices are determined, composed and calculated by ICE Data without regard to the Adviser or the Products or their holders. ICE Data has no obligation to take the needs of the Adviser or the holders of the Products into consideration in determining, composing or calculating the ICE Indices. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Products to be issued or in the determination or calculation of the equation by which the Products are to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of the Adviser or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Products. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ICE INDICES OR ANY DATA INCLUDED THEREIN AND ICE DATA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, UNAVAILABILITY, OR INTERRUPTIONS THEREIN. ICE DATA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, SHAREHOLDERS OF THE PRODUCTS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ICE INDICES OR ANY DATA INCLUDED THEREIN. ICE DATA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS

FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE ICE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ICE DATA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, INCIDENTAL, CONSEQUENTIAL DAMAGES, OR LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Please retain this supplement for future reference.